LIENS, GUARANTEES AND COMMITMENTS (Narrative) (Details) - Another Israeli Bank $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of contingent liabilities [line items]
Lien amount for bank guarantee	$ 17.0
Fixed charges	$ 1.1